INVESTMENT IN BRAND CONTRACT, AT FAIR VALUE (Details 2) (USD $)	9 Months Ended	0 Months Ended	2 Months Ended	0 Months Ended	5 Months Ended	3 Months Ended
	Sep. 30, 2014	Jul. 25, 2014 item	Sep. 30, 2014	May 02, 2014 item	Sep. 30, 2014	Sep. 30, 2014
Changes in Level 3 assets measured at fair value
Payment to acquire brand contract	$ 8,975,000
Cash Receipts from Brand Contracts	535,768
EJ Manuel
Changes in Level 3 assets measured at fair value
Amount need to be held in escrow		248,750
Number of consecutive payments of brand amounts as limit to hold escrow deposit		6
Cash Receipts from Brand Contracts			18,914
Brand Contracts | EJ Manuel
Changes in Level 3 assets measured at fair value
Payment to acquire brand contract		4,975,000
Brand Contracts | Vernon Davis
Changes in Level 3 assets measured at fair value
Payment to acquire brand contract				4,000,000
Amount need to be held in escrow				200,000
Number of consecutive payments of brand amounts as limit to hold escrow deposit				6
Cash Receipts from Brand Contracts					516,854
Brand Contracts | Level 3
Brand Contracts, at Estimated Fair Value:
Brand contract fair value	8,902,342		8,902,342		8,902,342	8,902,342
Changes in Level 3 assets measured at fair value
Purchases	8,975,000
Payments on Brand Contract	(535,768)
Realized Gain	(278,348)
Unrealized Gains	741,458
Ending Balance	8,902,342		8,902,342		8,902,342	8,902,342
Brand Contracts | Level 3 | Minimum
Changes in Level 3 assets measured at fair value
Discount Rate (as a percent)	4.50%
Career Length	1 year
Comparable Player NFL	500,000
Brand Contracts | Level 3 | Maximum
Changes in Level 3 assets measured at fair value
Discount Rate (as a percent)	20.00%
Career Length	17 years
Comparable Player NFL	120,600,000
Brand Contracts | Level 3 | Weighted average
Changes in Level 3 assets measured at fair value
Discount Rate (as a percent)	13.60%
Career Length	8 years 8 months 12 days
Comparable Player NFL	37,100,000
Brand Contracts | Level 3 | EJ Manuel
Changes in Level 3 assets measured at fair value
Purchases	4,975,000
Payments on Brand Contract	(18,914)
Realized Gain	(265,879)
Unrealized Gains	458,282
Ending Balance	5,148,489		5,148,489		5,148,489	5,148,489
Endorsement contract income, reduction for current period						103,000
Endorsement contract income, reduction for future periods						163,000
Brand Contracts | Level 3 | Vernon Davis
Changes in Level 3 assets measured at fair value
Purchases	4,000,000
Payments on Brand Contract	(516,854)
Realized Gain	(12,469)
Unrealized Gains	283,176
Ending Balance	$ 3,753,853		$ 3,753,853		$ 3,753,853	$ 3,753,853